INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSET, NET
INTANGIBLE ASSET, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Licenses	—	4,110,860
User bases	—	7,730,000
Brand names	—	38,500,000
Technologies	—	3,460,000
Intangible assets	—	53,800,860
Accumulated amortization	—	(1,716,348)
Intangible assets, net	—	52,084,512

8. INTANGIBLE ASSETS, NET (Continued)

Amortization expense for intangible assets is nil, nil and RMB1,716,348 for the years ended December 31, 2018, 2019 and 2020. The estimated amortization expenses for the above intangible assets for future years are as follows:

Amortization for
Year ending December 31,	Intangible Assets
RMB
2021	7,900,862
2022	7,872,291
2023	7,341,894
2024	6,260,297
2025	3,850,000
Thereafter	18,859,168
Total	52,084,512